Summary of Significant Accounting Policies (Details)		2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 15, 2022 shares	Dec. 31, 2023 USD ($)	Nov. 14, 2023 USD ($)	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Operating segment | segment				1
Depreciation, depletion, and amortization expense | $		$ 352,127		$ 2,407,098
Federal depository insurance coverage | $				$ 250,000
Reportable operating segment | segment				1
Vendor [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued | shares				1,200,000
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				99.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				100.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					96.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					100.00%
Predecessor [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation, depletion, and amortization expense | $			$ 1,497,749
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued | shares				6,847,500
Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued | shares	505,000			4,188,000